Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act"), we are providing the following disclosures regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“Non-PEO NEOs”) and company performance for the fiscal years listed below.  As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we have prepared this pay versus performance disclosure, which serves to further demonstrate the alignment of our executive compensation program with stockholder interests.

Pay Versus Performance Table

			Average		Value of Initial Fixed
			Summary	Average	$100 Investment Based On:
	Summary		Compensation	Compensation		Peer Group		Peer
	Compensation	Compensation	Table Total	Actually Paid	Total	Total		Relative
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income	Financial
Year	for PEO (1)	to PEO (2)	NEOs(1)	NEOs(1)	Return (3)	Return (3)(4)	(in Thousands)	Performance (5)
2025	$-	$19,099	$-	$15,767	$67.09	$113.98	$159,309	(6.1)%
2024	$220,000	$248,752	$205,000	$227,666	$59.63	$98.24	$37,784	(5.5)%
2023	$615,621	$490,634	$469,143	$373,997	$54.24	$97.89	$(39,209)	(11.1)%
2022	$512,074	$265,330	$390,234	$200,450	$55.95	$84.86	$(258,453)	(0.9)%
2021	$737,788	$689,423	$562,242	$525,500	$100.14	$115.6	$(64,760)	12.5%

(1) Robert E. Cauley was our PEO and George H. Haas, IV was our Non-PEO NEO for each year presented.
(2) Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the items set forth below in accordance with Item 402(v) of Regulation S-K and may not reflect compensation actually earned, realized or received by the named executive officers.
(3) Total Shareholder Return and Peer Group Total Shareholder Return assumes $100 invested at December 31, 2020.
(4) The Peer Group referenced for purposes of the Total Shareholder Return comparison consists of the NAREIT Mortgage REIT TRR Index.

(5) The Company has designated "Peer Relative Financial Performance" as its Company Selected Measure, comparing the financial performance of the Company to that of the peer group set forth in the Company's long-term incentive compensation plan for the previous year, as this is the largest financial component used to link compensation paid to our named executive officers to Company performance. See “Compensation Discussion and Analysis—2025 Long-Term Equity Incentive Compensation Plan” and the 2024 LTICP, 2023 LTICP, 2022 LTICP, 2021 LTICP and 2020 LTICP for additional details regarding the calculation of Peer Relative Financial Performance for the relevant years set forth in the table. The Peer Relative Financial Performance numbers displayed for each year in the table are the results from the year immediately prior to such year, as the measure most linked to compensation paid in any relevant year is the Peer Relative Financial Performance results from the year immediately prior to such relevant year. For compensation paid in 2021, the peer group consisted of AGNC Investment Corp., Annaly Capital Management, Inc., Anworth Mortgage Asset Corporation, Arlington Asset Investment Corp., ARMOUR Residential REIT, Inc., Capstead Mortgage Corporation, Cherry Hill Mortgage Investment Corporation and Dynex Capital, Inc.  For compensation paid in 2022, the peer group was the same as in 2021 except that the Company removed Capstead Mortgage Corporation from the peer group for measurement periods following June 30, 2021 as a result of its acquisition, and added Invesco Mortgage Capital Inc.  For compensation paid in 2023, the peer group consisted of AGNC Investment Corp., Annaly Capital Management, Inc., Arlington Asset Investment Corp., ARMOUR Residential REIT, Inc., Cherry Hill Mortgage Investment Corporation, Dynex Capital, Inc. and Invesco Mortgage Capital Inc. For compensation paid in 2024, the peer group was the same as in 2023, except that the Company removed Arlington Asset Investment Corp. as a result of its acquisition. The peer group in 2025 was the same as in 2024.

PEO Total Compensation Amount	$ 0	$ 220,000	$ 615,621	$ 512,074	$ 737,788
PEO Actually Paid Compensation Amount	$ 19,099	248,752	490,634	265,330	689,423
Adjustment To PEO Compensation, Footnote

	2025	2024	2023	2022	2021
PEO SUMMARY COMPENSATION TABLE TOTAL	$-	$220,000	$615,621	$512,074	$737,788
Add (Subtract):
Amounts reported under Stock Awards Column in the Summary Compensation Table	-	(220,000)	(615,621)	(512,074)	(737,788)
Fair value as of vesting date of awards granted and vested during the year	-	110,000	307,811	256,037	368,894
Fair value at year end of awards granted during year that were unvested as of the end of the year	-	99,281	203,844	117,359	282,173
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(7,246)	(10,666)	(14,989)	(65,244)	-
Change in fair value of equity awards granted in prior years that vested during the year	(6,408)	(896)	(7,647)	(42,965)	727
Equity awards granted in prior years that were forfeited during the year	-	-	(58,223)	(55,440)	-
Dividends or other earnings paid on equity awards during the year	32,753	51,033	59,838	55,583	37,629
Total Equity Award Related Adjustments	19,099	28,752	(124,987)	(246,744)	(48,365)
COMPENSATION ACTUALLY PAID TO PEO	$19,099	$248,752	$490,634	$265,330	$689,423

Non-PEO NEO Average Total Compensation Amount	$ 0	205,000	469,143	390,234	562,242
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,767	227,666	373,997	200,450	525,500
Adjustment to Non-PEO NEO Compensation Footnote

	2025	2024	2023	2022	2021
NON-PEO NEO SUMMARY COMPENSATION TABLE TOTAL	$-	$205,000	$469,143	$390,234	$562,242
Add (Subtract):
Amounts reported under Stock Awards Column in the Summary Compensation Table	-	(205,000)	(469,143)	(390,234)	(562,242)
Fair value as of vesting date of awards granted and vested during the year	-	102,500	234,572	195,117	281,121
Fair value at year end of awards granted during year that were unvested as of the end of the year	-	92,504	155,341	89,429	215,033
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(6,275)	(8,127)	(11,421)	(49,716)	-
Change in fair value of equity awards granted in prior years that vested during the year	(5,234)	(678)	(5,829)	(32,743)	597
Equity awards granted in prior years that were forfeited during the year	-	-	(44,368)	(42,255)	-
Dividends or other earnings paid on equity awards during the year	27,276	41,467	45,702	40,618	28,749
Total Equity Award Related Adjustments	15,767	22,666	(95,146)	(189,784)	(36,742)
COMPENSATION ACTUALLY PAID TO PEO	$15,767	$227,666	$373,997	$200,450	$525,500

Compensation Actually Paid vs. Total Shareholder Return

Comparison of Compensation Actually Paid to Total Shareholder Return and Peer Group Total Shareholder Return

The following graph illustrates the relationship between compensation actually paid to the named executive officers and the Company’s total shareholder return as compared to the total shareholder return of the NAREIT Mortgage REIT TRR Index on a cumulative basis assuming investment of $100 on December 31, 2020:

Compensation Actually Paid vs. Net Income

Comparison of Compensation Actually Paid to Net Income

The following graph illustrates the relationship between compensation actually paid to our named executive officers and the Company’s net income on an annual basis:

Compensation Actually Paid vs. Company Selected Measure

Comparison of Compensation Actually Paid to Peer-Relative Financial Performance

The following graph illustrates the relationship between compensation actually paid to our named executive officers and the Company's peer-relative financial performance:

Financial Performance Measures

Tabular List, Table

Our current compensation program has linked compensation of our named executive officers paid by the Company to the following financial performance measures:

Measure
Peer-Relative Financial Performance
Agency RMBS Rate Relative Performance
Peer-Relative Book Value Performance

For more information on these measures and how they are used to determine compensation paid by the Company to our named executive officers, see "Compensation Discussion and Analysis."

Total Shareholder Return Amount	$ 67.09	59.63	54.24	55.95	100.14
Peer Group Total Shareholder Return Amount	113.98	98.24	97.89	84.86	115.6
Net Income (Loss)	$ 159,309,000	$ 37,784,000	$ (39,209,000)	$ (258,453,000)	$ (64,760,000)
Company Selected Measure Amount	(0.061)	(0.055)	(0.111)	(0.009)	0.125
PEO Name	Robert E. Cauley
Measure:: 1
Pay vs Performance Disclosure
Name	Peer-Relative Financial Performance
Measure:: 2
Pay vs Performance Disclosure
Name	Agency RMBS Rate Relative Performance
Measure:: 3
Pay vs Performance Disclosure
Name	Peer-Relative Book Value Performance
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 19,099	$ 28,752	$ (124,987)	$ (246,744)	$ (48,365)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(220,000)	(615,621)	(512,074)	(737,788)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,246)	(10,666)	(14,989)	(65,244)	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,408)	(896)	(7,647)	(42,965)	727
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	110,000	307,811	256,037	368,894
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	99,281	203,844	117,359	282,173
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(58,223)	(55,440)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,753	51,033	59,838	55,583	37,629
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,767	22,666	(95,146)	(189,784)	(36,742)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(205,000)	(469,143)	(390,234)	(562,242)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,275)	(8,127)	(11,421)	(49,716)	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,234)	(678)	(5,829)	(32,743)	597
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	102,500	234,572	195,117	281,121
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	92,504	155,341	89,429	215,033
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(44,368)	(42,255)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 27,276	$ 41,467	$ 45,702	$ 40,618	$ 28,749